Right-of-Use Asset and Lease Liabilities (Details) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Right-of-Use Asset and Lease Liabilities
Operating lease remaining lease term	3 years 10 months 24 days	4 years 2 months 12 days
Operating lease, option to extend	options to extend	options to extend
Operating lease, renewal term	5 years
Finance lease, option to extend	options to extend	options to extend
Finance lease, renewal term	5 years
Minimum
Right-of-Use Asset and Lease Liabilities
Operating lease remaining lease term	1 year 3 months 18 days	1 year 3 months 18 days
Finance lease, remaining lease term	1 year 3 months 18 days	1 year 3 months 18 days
Maximum
Right-of-Use Asset and Lease Liabilities
Operating lease remaining lease term	3 years 10 months 24 days	4 years 2 months 12 days
Operating lease, renewal term		5 years
Finance lease, remaining lease term	3 years 10 months 24 days	4 years 2 months 12 days
Finance lease, renewal term		5 years